Basis of preparation and principal accounting policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Basis of preparation and principal accounting policies
Ownership interest (as a percent)	100.00%
Non-controlling interests ownership interest percentage	100.00%
Gain or loss on sale of shares	$ 0
Number of operating business segments | segment	3
Gain or loss on foreign currency transactions	$ 1,120,000	$ 1,125,000	$ 1,880,000